Average Annual Total Returns - First Trust Dow Jones Select MicroCap Index Fund	First Trust Dow Jones Select MicroCap Index Fund 1 Year	First Trust Dow Jones Select MicroCap Index Fund 5 Years	First Trust Dow Jones Select MicroCap Index Fund 10 Years	First Trust Dow Jones Select MicroCap Index Fund Since Inception	First Trust Dow Jones Select MicroCap Index Fund Inception Date	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions 1 Year	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions 5 Years	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions 10 Years	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions Since Inception	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust Dow Jones Select MicroCap Index Fund After tax on distributions and sale of fund shares Since Inception	Dow Jones Select MicroCap Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Select MicroCap Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Select MicroCap Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	Dow Jones Select MicroCap Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(4.25%)	9.34%	9.40%	7.00%	Sep. 27, 2005	(5.04%)	8.70%	8.83%	6.56%	(2.60%)	7.06%	7.41%	5.56%	(2.93%)	10.13%	10.14%	7.74%	19.96%	13.26%	11.20%	8.93%